Pension and Postretirement Benefit Plans and Defined Contribution Plans	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Pension and Postretirement Benefit Plans and Defined Contribution Plans
Pension and Postretirement Benefit Plans and Defined Contribution Plans

The majority of our employees worldwide are eligible for retirement benefits provided through defined benefit pension plans, defined contribution plans or both. In the U.S., we sponsor both IRC-qualified and supplemental (non-qualified) defined benefit plans and defined contribution plans. A qualified plan meets the requirements of certain sections of the IRC, and, generally, contributions to qualified plans are tax deductible. A qualified plan typically provides benefits to a broad group of employees with restrictions on discriminating in favor of highly compensated employees with regard to coverage, benefits and contributions. A supplemental (non-qualified) plan provides additional benefits to certain employees. In addition, we provide medical insurance benefits to certain retirees and their eligible dependents through our postretirement plans.

A. Components of Net Periodic Benefit Costs and Changes in Other Comprehensive Loss

The following table provides the annual (income)/cost and changes in Other comprehensive income/(loss) for our benefit plans:
	Year Ended December 31,
	Pension Plans
	U.S. Qualified(a)			U.S. Supplemental (Non-Qualified)			International			Postretirement Plans
(MILLIONS OF DOLLARS)	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Service cost(b)	$—	$269	$257	$—	$24	$18	$136	$171	$165	$39	$42	$41
Interest cost	598	634	646	55	54	53	212	204	233	72	90	101
Expected return on plan assets	(1,040)	(1,005)	(958)	—	—	—	(360)	(345)	(381)	(37)	(36)	(34)
Amortization of:
Actuarial losses(b)	120	393	395	13	50	37	101	116	93	7	31	32
Prior service cost/(credits)	2	3	5	(1)	(1)	(1)	(4)	(4)	(3)	(178)	(182)	(174)
Curtailments	12	13	10	1	1	1	(4)	—	(2)	(17)	(19)	(26)
Settlements	113	75	90	26	39	28	4	4	9	—	—	—
Special termination benefits	6	—	—	10	—	—	—	1	1	2	—	—
Net periodic benefit costs/(income) reported in Income(c)	(189)	382	444	103	166	137	84	147	115	(111)	(75)	(59)
(Income)/cost reported in Other comprehensive income/(loss)(d)	361	141	253	(189)	23	121	84	(301)	640	105	(8)	3
(Income)/cost recognized in Comprehensive income	$171	$523	$697	$(86)	$189	$258	$168	$(154)	$755	$(6)	$(83)	$(56)

(a)
In the second quarter of 2017, we settled the remaining obligation associated with the Hospira U.S. qualified defined benefit pension plan. We purchased a group annuity contract on behalf of the remaining plan participants with a third-party insurance provider. As a result, we were relieved of the $156 million net pension benefit obligation and recorded a pretax settlement gain of $41 million, partially offset by the recognition of actuarial losses and prior service costs upon plan settlement of approximately $30 million in Other (income)/deductions—net (see Note 3).

(b)
Effective January 1, 2018, we froze two significant defined benefit pension plans to future benefit accruals in the U.S. and U.K. and as a result, service costs for those plans are eliminated. In addition, due to the plan freeze, the average amortization period for the U.S. qualified plans and U.S. supplemental (non-qualified) plans was extended to the expected life expectancy of the plan participants, whereas the average amortization period in prior years utilized the expected future service period of plan participants.

(c)
We adopted a new accounting standard on January 1, 2018 that requires the net periodic pension and postretirement benefit costs other than service costs be presented in Other (income)/deductions––net on the consolidated statements of income. For additional information, see Note 1B and Note 4.

(d)
In 2017 and 2016, the changes to Other comprehensive (income)/loss for the international plans was impacted by foreign currency movements. For details of the changes in Other comprehensive (income)/loss, see the benefit plan activity in the consolidated statements of comprehensive income.

The following table provides the amounts in Accumulated other comprehensive loss expected to be amortized into 2019 net periodic benefit costs:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S. Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Actuarial losses(a)	$(148)	$(9)	$(81)	$(4)
Prior service credits and other	3	1	3	178
Total	$(145)	$(9)	$(78)	$175

(a)
Due to the U.S. Pfizer Consolidated Pension Plan freeze effective for January 1, 2018, the average amortization period for the U.S. qualified plans and U.S. supplemental (non-qualified) plans reflect the expected life expectancy of the plan participants, whereas prior years utilized the expected future service period of plan participants. The average amortization periods to be utilized for 2019 are 24.2 years for our U.S. qualified plans, 25.3 years for our U.S. supplemental (non-qualified) plans, 20 years for our international plans, and 9.3 years for our postretirement plans.

B. Actuarial Assumptions

The following table provides the weighted-average actuarial assumptions of our benefit plans:
(PERCENTAGES)	2018	2017	2016
Weighted-average assumptions used to determine benefit obligations
Discount rate:
U.S. qualified pension plans	4.4%	3.8%	4.3%
U.S. non-qualified pension plans	4.3%	3.7%	4.2%
International pension plans	2.5%	2.3%	2.4%
Postretirement plans	4.3%	3.7%	4.2%
Rate of compensation increase:
U.S. qualified pension plans(a)	—	2.8%	2.8%
U.S. non-qualified pension plans(a)	—	2.8%	2.8%
International pension plans	1.4%	2.5%	2.6%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate:
U.S. qualified pension plans	3.8%	4.3%	4.5%
U.S. non-qualified pension plans	3.7%	4.2%	4.5%
International pension plans interest cost(b)	2.0%	2.1%	2.7%
International pension plans service cost(b)	2.3%	2.3%	3.0%
Postretirement plans	3.7%	4.2%	4.5%
Expected return on plan assets:
U.S. qualified pension plans	7.5%	8.0%	8.0%
International pension plans	4.4%	4.7%	5.2%
Postretirement plans	7.5%	8.0%	8.0%
Rate of compensation increase:
U.S. qualified pension plans	2.8%	2.8%	2.8%
U.S. non-qualified pension plans	2.8%	2.8%	2.8%
International pension plans	2.5%	2.6%	2.6%

(a)
Effective January 1, 2018, we froze the defined benefit plans to future benefit accruals in the U.S. and members’ accrued benefits to that date no longer increase in line with future compensation increases. The rate of compensation increase is therefore no longer an assumption used to determine the benefit obligation.

(b)
Effective January 1, 2016, the Company changed the approach used to measure service cost and interest costs for certain international pension plans and other postretirement benefits. In accordance with this change, the effective rate for interest on the benefit obligations and effective rate for service cost, respectively, are reported for international pension plans.

The assumptions above are used to develop the benefit obligations at fiscal year-end and to develop the net periodic benefit cost for the subsequent fiscal year. Therefore, the assumptions used to determine net periodic benefit cost for each year are established at the end of each previous fiscal year, while the assumptions used to determine benefit obligations are established at each fiscal year-end.

The net periodic benefit cost and the benefit obligations are based on actuarial assumptions that are reviewed on at least an annual basis. We revise these assumptions based on an annual evaluation of long-term trends, as well as market conditions that may have an impact on the cost of providing retirement benefits.

The weighted-average discount rate for our U.S. defined benefit plans is determined annually and evaluated and modified to reflect at year-end the prevailing market rate of a portfolio of high-quality fixed income investments, rated AA/Aa or better that reflect the rates at which the pension benefits could be effectively settled. For our international plans, the discount rates are set by benchmarking against investment grade corporate bonds rated AA/Aa or better, including, when there is sufficient data, a yield curve approach. These rate determinations are made consistent with local requirements. Overall, the yield curves used to measure the benefit obligations at year-end 2018 resulted in higher discount rates as compared to the prior year.

The following table provides the healthcare cost trend rate assumptions for our U.S. postretirement benefit plans:
	2018	2017
Healthcare cost trend rate assumed for next year (up to age 65)	5.8%	6.1%
Healthcare cost trend rate assumed for next year (age 65 and older)	6.5%	7.0%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2037	2037

The following table provides the effects as of December 31, 2018 of a one-percentage-point increase or decrease in the healthcare cost trend rate assumed for postretirement benefits:
(MILLIONS OF DOLLARS)	Increase	Decrease
Effect on total service and interest cost components	$3	$(2)
Effect on postretirement benefit obligation	35	(27)

Actuarial and other assumptions for pension and postretirement plans can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For a description of the risks associated with estimates and assumptions, see Note 1C.

C. Obligations and Funded Status

The following table provides an analysis of the changes in our benefit obligations, plan assets and funded status of our benefit plans:
	Year Ended December 31,
	Pension Plans
	U.S. Qualified(a)		U.S. Supplemental (Non-Qualified)		International(b)		Postretirement Plans(c)
(MILLIONS OF DOLLARS)	2018	2017	2018	2017	2018	2017	2018	2017
Change in benefit obligation(d)

Benefit obligation, beginning	$16,702	$15,547	$1,495	$1,450	$10,607	$9,691	$2,028	$2,254
Service cost	—	269	—	24	136	171	39	42
Interest cost	598	634	55	54	212	204	72	90
Employee contributions	—	—	—	—	7	6	102	94
Plan amendments	(22)	—	—	—	29	2	2	—
Changes in actuarial assumptions and other	(1,219)	1,614	(152)	110	(169)	135	(122)	(177)
Foreign exchange impact	—	—	—	—	(457)	760	(4)	5
Acquisitions/divestitures/other, net	—	—	—	—	(2)	26	—	1
Curtailments	11	11	1	—	(3)	—	(1)	1
Settlements	(391)	(842)	(72)	(98)	(34)	(31)	—	—
Special termination benefits	6	—	10	—	—	1	2	—
Benefits paid	(546)	(530)	(58)	(45)	(373)	(357)	(249)	(280)
Benefit obligation, ending(d)	15,141	16,702	1,280	1,495	9,952	10,607	1,870	2,028

Change in plan assets
Fair value of plan assets, beginning	14,284	12,556	—	—	8,863	7,683	494	458
Actual gain/(loss) on plan assets	(796)	2,005	—	—	(77)	811	(22)	39
Company contributions	500	1,095	129	143	209	160	145	183
Employee contributions	—	—	—	—	7	6	102	94
Foreign exchange impact	—	—	—	—	(380)	561	—	—
Acquisitions/divestitures, net	—	—	—	—	—	30	—	—
Settlements	(391)	(842)	(72)	(98)	(34)	(31)	—	—
Benefits paid	(546)	(530)	(58)	(45)	(373)	(357)	(249)	(280)
Fair value of plan assets, ending	13,051	14,284	—	—	8,215	8,863	469	494
Funded status—Plan assets less than benefit obligation	$(2,089)	$(2,418)	$(1,280)	$(1,495)	$(1,738)	$(1,745)	$(1,401)	$(1,534)

(a)
The favorable change in the funded status of our U.S. qualified plans was primarily due to an increase in the discount rate at the end of 2018, partially offset by a decrease in actual return on plan assets.

(b)	The favorable change in the international plans’ funded status was primarily due to favorable currency movements, partially offset by a decrease in the actual return on plan assets.

(c)
The favorable change in the funded status of our postretirement plans was primarily due to an increase in the discount rate at the end of 2018, partially offset by a decrease in actual return on plan assets.

(d)
For the U.S. and international pension plans, the benefit obligation is the PBO. For the postretirement plans, the benefit obligation is the ABO. The ABO for all of our U.S. qualified pension plans was $15.1 billion in 2018 and $16.7 billion in 2017. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.3 billion in 2018 and $1.5 billion in 2017. The ABO for our international pension plans was $9.5 billion in 2018 and $10.1 billion in 2017.

The following table provides information as to how the funded status is recognized in our consolidated balance sheets:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2018	2017	2018	2017	2018	2017	2018	2017
Noncurrent assets(a)	$—	$—	$—	$—	$401	$454	$—	$—
Current liabilities(b)	(1)	—	(167)	(160)	(28)	(26)	(29)	(31)
Noncurrent liabilities(c)	(2,088)	(2,418)	(1,113)	(1,336)	(2,111)	(2,172)	(1,371)	(1,504)
Funded status	$(2,089)	$(2,418)	$(1,280)	$(1,495)	$(1,738)	$(1,745)	$(1,401)	$(1,534)

(a)	Included primarily in Other noncurrent assets.

(b)	Included in Accrued compensation and related items.

(c)	Included in Pension benefit obligations, net and Postretirement benefit obligations, net, as appropriate.

The following table provides the pre-tax components of cumulative amounts recognized in Accumulated other comprehensive loss:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2018	2017	2018	2017	2018	2017	2018	2017
Actuarial losses(a)	$(5,061)	$(4,677)	$(370)	$(561)	$(2,372)	$(2,322)	$(202)	$(293)
Prior service (costs)/credits	1	(23)	1	1	—	34	994	1,190
Total	$(5,060)	$(4,699)	$(370)	$(559)	$(2,372)	$(2,288)	$792	$897

(a)
The accumulated actuarial losses primarily represent the impact of changes in discount rates and other assumptions that result in cumulative changes in our PBO, as well as the cumulative difference between the expected return and actual return on plan assets. These accumulated actuarial losses are recognized in Accumulated other comprehensive loss and are amortized into net periodic benefit costs primarily over the average remaining service period for active participants for plans that are not frozen or the expected life expectancy of plan participants for frozen plans, using the corridor approach.

The following table provides information related to the funded status of selected benefit plans:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International
(MILLIONS OF DOLLARS)	2018	2017	2018	2017	2018	2017
Pension plans with an ABO in excess of plan assets:
Fair value of plan assets	$13,051	$14,284	$—	$—	$4,514	$882
ABO	15,141	16,702	1,280	1,495	6,286	2,724
Pension plans with a PBO in excess of plan assets:
Fair value of plan assets	13,051	14,284	—	—	5,432	1,626
PBO	15,141	16,702	1,280	1,495	7,571	3,825

All of our U.S. plans and many of our international plans were underfunded as of December 31, 2018.

D. Plan Assets

The following table provides the components of plan assets:
		Fair Value(a)					Fair Value(a)
(MILLIONS OF DOLLARS)	As of December 31, 2018	Level 1	Level 2	Level 3	Assets Measured at NAV(b)	As of December 31, 2017	Level 1	Level 2	Level 3	Assets Measured at NAV(b)
U.S. qualified pension plans
Cash and cash equivalents	$443	$53	$390	$—	$—	$655	$115	$540	$—	$—
Equity securities:
Global equity securities	3,156	3,119	37	—	—	4,157	4,118	38	1	—
Equity commingled funds	933	—	634	—	299	1,194	—	802	—	392
Fixed income securities:
Corporate debt securities	4,654	1	4,650	3	—	4,250	5	4,242	3	—
Government and agency obligations	1,391	—	1,391	—	—	1,316	—	1,316	—	—
Fixed income commingled funds	96	—	—	—	96	94	—	—	—	94
Other investments:
Partnership investments(c)	1,165	—	—	—	1,165	1,197	—	—	—	1,197
Insurance contracts	192	—	192	—	—	215	—	215	—	—
Other commingled funds(d)	1,021	—	—	—	1,021	1,206	—	—	—	1,206
Total	$13,051	$3,173	$7,294	$3	$2,581	$14,284	$4,238	$7,153	$4	$2,889
International pension plans
Cash and cash equivalents	$246	$39	$208	$—	$—	$385	$48	$337	$—	$—
Equity securities:
Global equity securities	2	2	—	—	—	154	146	8	—	—
Equity commingled funds	1,876	—	1,413	—	463	2,897	—	1,594	—	1,303
Fixed income securities:
Corporate debt securities	727	—	727	—	—	588	—	588	—	—
Government and agency obligations(e)	1,305	—	1,305	—	—	716	—	716	—	—
Fixed income commingled funds	1,770	—	1,007	—	762	2,181	—	1,340	—	841
Other investments:
Partnership investments(c)	57	—	4	—	53	42	—	7	—	35
Insurance contracts(f)	759	—	74	684	1	496	—	75	420	1
Other(d), (f)	1,473	—	71	382	1,020	1,404	—	408	468	528
Total	$8,215	$40	$4,809	$1,065	$2,300	$8,863	$194	$5,073	$887	$2,709
U.S. postretirement plans(g)
Cash and cash equivalents	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Equity securities:
Global equity securities	—	—	—	—	—	—	—	—	—	—
Equity commingled funds	—	—	—	—	—	—	—	—	—	—
Fixed income securities:
Corporate debt securities	—	—	—	—	—	—	—	—	—	—
Government and agency obligations	—	—	—	—	—	—	—	—	—	—
Fixed income commingled funds	—	—	—	—	—	—	—	—	—	—
Other investments:
Partnership investments(c)	—	—	—	—	—	—	—	—	—	—
Insurance contracts	469	—	469	—	—	494	—	494	—	—
Other commingled funds(d)	—	—	—	—	—	—	—	—	—	—
Total	$469	$—	$469	$—	$—	$494	$—	$494	$—	$—

(a)	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E).

(b)
Certain investments that are measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The NAV amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.

(c)	Primarily includes investments in private equity, private debt, public equity limited partnerships, and, to a lesser extent, real estate and venture capital.

(d)	Primarily includes, for U.S. plan assets, investments in hedge funds and, to a lesser extent, real estate and, for international plan assets, investments in real estate and hedge funds.

(e)	Government and agency obligations are inclusive of repurchase agreements.

(f)	See below for a tabular analysis of the changes in Level 3 investments valued using significant unobservable inputs.

(g)	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.

The following table provides an analysis of the changes in our more significant investments valued using significant unobservable inputs:
	Year Ended December 31,
	International Pension Plans
	Insurance contracts		Other
(MILLIONS OF DOLLARS)	2018	2017	2018	2017
Fair value, beginning	$420	$254	$468	$324
Actual return on plan assets:
Assets held, ending	1	1	15	18
Assets sold during the period	—	—	—	1
Purchases, sales, and settlements, net	188	138	(31)	94
Transfer into/(out of) Level 3	107	—	(51)	—
Exchange rate changes	(31)	27	(20)	30
Fair value, ending	$684	$420	$382	$468

A single estimate of fair value can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For a description of our general accounting policies associated with developing fair value estimates, see Note 1E. For a description of the risks associated with estimates and assumptions, see Note 1C.
Equity securities, Fixed income securities and Other investments may each be combined into commingled funds. Most commingled funds are valued to reflect the interest in the fund based on the reported year-end NAV. Partnership and Other investments are valued based on year-end reported NAV (or its equivalent), with adjustments as appropriate for lagged reporting of up to three months.

The following methods and assumptions were used to estimate the fair value of our pension and postretirement plans’ assets:

•
Cash and cash equivalents: Level 1 investments may include cash, cash equivalents and foreign currency valued using exchange rates. Level 2 investments may include short-term investment funds which are commingled funds priced at a stable NAV by the administrator of the funds.

•
Equity securities: Level 1 investments may include individual securities that are valued at the closing price or last trade reported on the major market on which they are traded. Level 1 and Level 2 investments may include commingled funds that have a readily determinable fair value based on quoted prices on an exchange or a published NAV derived from the quoted prices in active markets of the underlying securities. Level 3 investments may include individual securities that are unlisted, delisted, suspended, or illiquid and are typically valued using their last available price.

•
Fixed income securities: Level 1 investments may include individual securities that are valued at the closing price or last trade reported on the major market on which they are traded. Level 2 investments may include commingled funds that have a readily determinable fair value based on observable prices of the underlying securities. Level 2 investments may include corporate bonds, government and government agency obligations and other fixed income securities valued using bid evaluation pricing models or quoted prices of securities with similar characteristics. Level 3 investments may include securities that are valued using alternative pricing sources, such as investment managers or brokers, which use proprietary pricing models that incorporate unobservable inputs.

•
Other investments: Level 1 investments may include individual securities that are valued at the closing price or last trade reported on the major market on which they are traded. Level 2 investments may include Insurance contracts which invest in interest bearing cash, U.S. government securities and corporate debt instruments.

Certain investments are authorized to include derivatives, such as equity or bond futures, swaps, options and currency futures or forwards for managing risks and exposures.

The following table provides the long-term target asset allocations ranges and the percentage of the fair value of plan assets for benefit plans:
	As of December 31,
	Target Allocation Percentage	Percentage of Plan Assets
(PERCENTAGES)	2018	2018	2017
U.S. qualified pension plans
Cash and cash equivalents	0-10%	3.4%	4.6%
Equity securities	35-55%	31.3%	37.5%
Fixed income securities	28-53%	47.1%	39.6%
Other investments(a)	5-20%	18.2%	18.3%
Total	100%	100%	100%
International pension plans
Cash and cash equivalents	0-10%	3.0%	4.3%
Equity securities	20-40%	22.9%	34.4%
Fixed income securities	35-60%	46.3%	39.3%
Other investments	10-35%	27.9%	21.9%
Total	100%	100%	100%
U.S. postretirement plans
Cash and cash equivalents	0-5%	—	—
Equity securities	—	—	—
Fixed income securities	—	—	—
Other investments	95-100%	100%	100%
Total	100%	100%	100%

(a)
Actual percentage of plan assets in Other investments for 2018 includes $192 million, as compared to $215 million in 2017, related to a group fixed annuity insurance contract that was executed by legacy Wyeth for certain members of its defined benefit plans prior to Pfizer acquiring the company in 2009, and $177 million in 2018, as compared to $253 million in 2017, related to an investment in a partnership whose primary holdings are public equity securities.

Global plan assets are managed with the objective of generating returns that will enable the plans to meet their future obligations, while seeking to manage net periodic benefit costs and cash contributions over the long-term. We utilize long-term asset allocation ranges in the management of our plans’ invested assets. Our long-term return expectations are developed based on a diversified, global investment strategy that takes into account historical experience, as well as the impact of portfolio diversification, active portfolio management, and our view of current and future economic and financial market conditions. As market conditions and other factors change, we may adjust our targets accordingly and our asset allocations may vary from the target allocations.

Our long-term asset allocation ranges reflect our asset class return expectations and tolerance for investment risk within the context of the respective plans’ long-term benefit obligations. These ranges are supported by analysis that incorporates historical and expected returns by asset class, as well as volatilities and correlations across asset classes and our liability profile.

Each pension plan is overseen by a local committee or board that is responsible for the overall investment of the pension plan assets. In determining investment policies and associated target allocations, each committee or board considers a wide variety of factors. As such, the target asset allocation for each of our international pension plans is set on a standalone basis by the relevant board or committee. The target asset allocation ranges shown for the international pension plans seek to reflect the combined target allocations across all such plans, while also showing the range within which the target allocations for each plan typically falls.

The investment managers of certain separately managed accounts, commingled funds and private equity funds may be permitted to use repurchase agreements and derivative securities, including U.S. Treasury and equity futures contracts as described in each respective investment management, subscription, partnership or other governing agreement.

E. Cash Flows

It is our practice to fund amounts for our qualified pension plans that are at least sufficient to meet the minimum requirements set forth in applicable employee benefit laws and local tax laws.

The following table provides the expected future cash flow information related to our benefit plans:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S. Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Expected employer contributions:
2019	$11	$167	$177	$160
Expected benefit payments:
2019	$1,387	$167	$354	$166
2020	1,089	121	372	171
2021	1,058	114	380	171
2022	1,020	113	385	168
2023	1,018	103	387	165
2024–2028	4,837	445	2,068	777

The above table reflects the total U.S. and international plan benefits projected to be paid from the plans or from our general assets under the current actuarial assumptions used for the calculation of the benefit obligation and, therefore, actual benefit payments may differ from projected benefit payments.
F. Defined Contribution Plans

We have defined contribution plans in the U.S. and several other countries. For the majority of the U.S. defined contribution plans, employees may contribute a portion of their salaries and bonuses to the plans, and we match, in cash, a portion of the employee contributions. Beginning on January 1, 2011, for newly hired non-union employees, rehires and transfers to the U.S. or Puerto Rico, we no longer offer a defined benefit pension plan and, instead, offer a Retirement Savings Contribution (RSC) in the defined contribution plan. The RSC is an annual non-contributory employer contribution (that is not dependent upon the participant making a contribution) determined based on each employee’s eligible compensation, age and years of service. Beginning on January 1, 2018, all non-union employees in the U.S. and Puerto Rico defined benefit plans transitioned to the RSC in the defined contribution plans. We recorded charges related to the employer contributions to global defined contribution plans of $622 million in 2018, $380 million in 2017 and $317 million in 2016.